SHAREHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE – 10 SHAREHOLDERS’ EQUITY

Authorized Stocks

The Company was established under the laws of Cayman Islands on April 11, 2022, with authorized to issue one class of ordinary share. On April 11, 2022, the total number of ordinary shares which the Company was authorized to issue was 50,000,000 shares of capital stock, consisting of 6,562,500 shares of ordinary share issued and outstanding, at US$0.001 par value. The authorized share capital was increased to 500,000,000 ordinary shares on September 2, 2022.

On October 24, 2022, the Company issued 38,622 ordinary shares to Next Master Investments Limited (“Next Master”) at the price of US$2 per share, for a cash consideration of US$77,244. Concurrently, the Company issued the additional 45,000 shares of its ordinary shares to Next Master to settle its debt in an amount of US$90,000, at the price of US$2 per share.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2022 AND 2023

On July 26, 2023, the Company issued 1,202,981 ordinary shares to Top Elect Group Limited at the price of US$1,203, which was subsequently settled on March 27, 2024, and issued 61,038 and 65,206 ordinary shares for cash consideration of US$65 and US$61 to Next Master and Trade Expert Holdings Limited, respectively.

NOTE – 9 SHAREHOLDERS’ EQUITY

Authorized shares

The Company was established under the laws of Cayman Islands on April 11, 2022, with authorized to issue one class of ordinary share. On April 11, 2022, the total number of ordinary shares which the Company is authorized to issue is 50,000,000 shares of capital stock, consisting of 6,562,500 shares of ordinary share issued and outstanding, par value US$0.001 per share. The authorized share capital was increased to 500,000,000 ordinary shares on September 2, 2022.

On October 24, 2022, the Company issued 38,622 shares of its ordinary shares to Next Master Investments Limited (“Next Master”) at the price of US$2 per share, for a cash consideration of approximately US$77,641. Concurrently, the Company issued additional 45,000 shares of its ordinary shares to Next Master to settle its debt in an amount of US$90,000, at the price of US$2 per share.